2. BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2019
Notes
2. BASIS OF PREPARATION	2.BASIS OF PREPARATION

a)Statement of compliance

These consolidated financial statements have been prepared in accordance and compliance with International Financial Reporting standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

b)Basis of preparation

These consolidated financial statements have been prepared on a historical cost basis except certain financial instruments which are measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements, including comparatives, have been prepared on the basis of IFRS standards that are effective as at December 31, 2019.